ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX (Details) R in Millions, $ in Millions				6 Months Ended		12 Months Ended
	Dec. 22, 2017 USD ($)	Dec. 22, 2017 ZAR (R)	Dec. 21, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
Royalties, and mining and income tax and deferred tax
Percentage to which refined						99.50%
Gross revenue factor, refined minerals						12.5
Gross revenue factor, unrefined minerals						9
Additional percentage used in calculating royalty						0.50%
Maximum royalty percentage introduced on refined minerals						5.00%
Royalties						R (255.5)	R (398.5)	R (566.6)
Prior year tax refund						42.9
Total royalties						(212.6)	(398.5)	(566.6)
Mining tax						(36.8)	(425.2)	(1,031.6)
Non-mining tax						(57.6)	(70.6)	(83.9)
Company and capital gain tax						(0.9)	(8.4)	3.7
Total current tax						(95.3)	(504.2)	(1,111.8)
Deferred tax						(988.5)	3,450.8	(90.3)
Deferred tax charge						306.7	879.7	(30.5)
Deferred tax rate adjustment						(1,295.2)	2,571.1	(59.8)
Total mining and income tax						R (1,083.8)	2,946.6	(1,202.1)
Non-mining tax rate						28.00%
Deferred tax rate	24.23%	24.23%	37.69%
UNITED STATES
Royalties, and mining and income tax and deferred tax
Deferred tax rate adjustment						R (1,544.7)	R 2,531.5
Company tax rate						21.00%	35.00%
Deferred tax benefit	$ 204.8	R 2,531.5
South Africa
Royalties, and mining and income tax and deferred tax
Deferred tax rate adjustment						R 249.5	R 39.6	R (59.8)
Company tax rate						28.00%
SA Gold operations
Royalties, and mining and income tax and deferred tax
Effective rate of royalty tax payable						0.50%	1.40%	1.90%
Royalties						R (93.5)	R (325.3)	R (528.0)
Deferred tax rate adjustment						R 249.5	R 39.6	(59.8)
SA PGM operations
Royalties, and mining and income tax and deferred tax
Effective rate of royalty tax payable						1.10%	0.60%
Royalties						R (162.0)	R (73.2)	R (38.6)
SA PGM operations | New Jersey [Member]
Royalties, and mining and income tax and deferred tax
Deferred tax rate adjustment				$ (107.7)	R (1,544.7)